Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
2018
US$’000
Fixed price	20,104

Excess of billings over costs
	2018	2017
	US$’000	US$’000

Costs incurred and estimated earnings on uncompleted contracts	6,354	6,342
Billings on uncompleted contracts	(6,825)	(7,868)
Excess of billings over costs incurred and estimated earnings	(471)	(1,526)

	2018	2017
	US$’000	US$’000

Costs and estimated earnings in excess of billings on uncompleted contracts	899	194
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,370)	(1,720)
Net amount of billings in excess of costs and estimated earnings on uncompleted contracts	(471)	(1,526)